Plant, Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 11,302	$ 11,023
Accumulated Depreciation	3,092	2,817
Net Book Value	8,210	8,206
Depreciation and amortization	247	246
Capital expenditures	188	141
Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	8,210	8,206
Depreciation and amortization	247	246
Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	7,829	7,960
Depreciation and amortization	236	238
Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	378	240
Depreciation and amortization	11	8
Marketing | Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	3	6
Depreciation and amortization	0	0
Property, plant and equipment including under construction | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	10,873	10,737
Accumulated Depreciation	3,045	2,778
Net Book Value	7,828	7,959
Property, plant and equipment including under construction | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	398	246
Accumulated Depreciation	35	22
Net Book Value	363	224
Pipelines | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	7,227	7,156
Accumulated Depreciation	1,970	1,799
Net Book Value	5,257	5,357
Pipelines | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	105	100
Accumulated Depreciation	16	13
Net Book Value	89	87
Pumping equipment | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	820	813
Accumulated Depreciation	270	248
Net Book Value	550	565
Tanks and other | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	2,740	2,708
Accumulated Depreciation	805	731
Net Book Value	1,935	1,977
Tanks and other | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	153	84
Accumulated Depreciation	19	9
Net Book Value	134	75
Under construction | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	86	60
Net Book Value	86	60
Under construction | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	140	62
Net Book Value	140	62
Marketing | Marketing | Operating segments
Property, Plant and Equipment [Line Items]
Cost	1	1
Net Book Value	1	1
ROU Assets (Note 10)
Property, Plant and Equipment [Line Items]
Cost	30	39
Accumulated Depreciation	12	17
Net Book Value	$ 18	$ 22